PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2019
	(U.S. $ in thousands)
Property and equipment, net:
Cost:
Furniture and fixtures	$1,057	$1,640
Computers and software	3,175	4,328
Leasehold improvements	852	668
Electronic equipment	1,419	2,129
	6,503	8,765
Less - Accumulated depreciation	3,940	4,588
	$2,563	$4,177